S000031365 [Member] Annual Fund Operating Expenses - Columbia Dividend Opportunity Fund	May 31, 2025
Columbia Dividend Opportunity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.78%	[1]
Columbia Dividend Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.70%	[1]
Columbia Dividend Opportunity Fund Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.78%	[1]
Columbia Dividend Opportunity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.03%	[1]
Columbia Dividend Opportunity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.78%	[1]
Columbia Dividend Opportunity Fund Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.28%	[1]
Columbia Dividend Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.74%	[1]

[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.